Warrants (Summary Of Warrants Outstanding) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Jan. 25, 2019	Dec. 31, 2018	Oct. 19, 2018
Class of Warrant or Right [Line Items]
Number of Warrants	1,921,489	1,921,489		1,065,286
Exercise Price			$ 9.60		$ 20.04
Liability-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	515,984	515,984		555,667
Equity-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	1,405,505	1,405,505		509,619
January 2014 Investor Warrants [Member] | Liability-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants				39,683
Exercise Price		$ 153.60
Expiration Date		2019-01
November 2015 Investor Warrants [Member] | Liability-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	104,168	104,168		104,168
Exercise Price	$ 63.60	$ 63.60
Expiration Date	2021-05	2021-05
November 2015 Placement Agent Warrants [Member] | Liability-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	279	279		279
Exercise Price	$ 63.60	$ 63.60
Expiration Date	2020-11	2020-11
March 2016 Investor Warrants [Member] | Liability-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	50,651	50,651		50,651
Exercise Price	$ 50.40	$ 50.40
Expiration Date	2021-09	2021-09
September 2016 Investor Warrants [Member] | Liability-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	67,084	67,084		67,084
Exercise Price	$ 36.00	$ 36.00
Expiration Date	2022-03	2022-03
June 2017 Investor Warrants [Member] | Liability-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	126,264	126,264		126,264
Exercise Price	$ 48.00	$ 48.00
Expiration Date	2022-12	2022-12
June 2017 Placement Agent Warrants [Member] | Liability-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	15,153	15,153		15,153
Exercise Price	$ 49.50	$ 49.50
Expiration Date	2022-06	2022-06
October 2017 Investor Warrants [Member] | Liability-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	136,058	136,058		136,058
Exercise Price	$ 34.20	$ 34.20
Expiration Date	2023-04	2023-04
October 2017 Placement Agent Warrants [Member] | Liability-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	16,327	16,327		16,327
Exercise Price	$ 36.72	$ 36.72
Expiration Date	2022-10	2022-10
October 2018 Investor Warrants [Member] | Equity-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	480,771	480,771		480,771
Exercise Price	$ 20.04	$ 20.04
Expiration Date	2024-04	2024-04
October 2018 Placement Agent Warrants [Member] | Equity-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	28,848	28,848		28,848
Exercise Price	$ 19.50	$ 19.50
Expiration Date	2023-10	2023-10
January 2019 Investor Warrants [Member] | Equity-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	895,886	895,886
Exercise Price	$ 9.60	$ 9.60
Expiration Date	2024-01	2024-01